Fair Value Measurements - Summary of Fair Value liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Digital currencies	$ 61,306	$ 16,040		$ 22,959
Derivative Liabilities	3,186,372		$ 22,282
Quoted Prices in Active Markets (Level 1) [Member]
Digital currencies	$ 61,306	$ 16,040		$ 22,959
Derivative Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Digital currencies
Derivative Liabilities
Significant Unobservable Inputs (Level 3) [Member]
Digital currencies
Derivative Liabilities	$ 3,186,372